FINANCIAL INSTRUMENTS (Concentrations of Risk) (Details)	1 Months Ended	2 Months Ended	12 Months Ended
	Sep. 30, 2017 drillingRig	Dec. 31, 2020 USD ($) doNotUseVessel vessel	Dec. 31, 2020 USD ($) vessel doNotUseVessel drillingRig	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018
Concentration Risk [Line Items]
Number of container vessels contracted to be chartered in | vessel		4	4
Number of drilling units | drillingRig	3		3
Total loans to related parties - associated companies, long-term		$ 123,910,000	$ 123,910,000	$ 314,000,000
River Box | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Concentration Risk [Line Items]
Ownership percentage of disposed assets		50.10%	50.10%
Frontline Charterers | Revenue from Contract with Customer Benchmark
Concentration Risk [Line Items]
Concentration risk, percentage			6.00%	4.00%	8.00%
Golden Ocean | Revenue from Contract with Customer Benchmark
Concentration Risk [Line Items]
Concentration risk, percentage			11.00%	11.00%	13.00%
MSC | Revenue from Contract with Customer Benchmark
Concentration Risk [Line Items]
Concentration risk, percentage			13.00%	14.00%	11.00%
Maersk | Revenue from Contract with Customer Benchmark
Concentration Risk [Line Items]
Concentration risk, percentage			29.00%	30.00%	27.00%
Evergreen Marine | Revenue from Contract with Customer Benchmark
Concentration Risk [Line Items]
Concentration risk, percentage			15.00%	14.00%	10.00%
Seadrill | Comprehensive Income
Concentration Risk [Line Items]
Concentration risk, percentage			7.20%	35.00%	39.10%
Customer Concentration Risk | Revenue from Contract with Customer Benchmark | Seadrill
Concentration Risk [Line Items]
Concentration risk, percentage			1.00%	0.00%	0.00%
Frontline Shipping | Frontline
Concentration Risk [Line Items]
Noncontrolling interest, ownership percentage by parent		100.00%	100.00%
Seadrill
Concentration Risk [Line Items]
Total loans to related parties - associated companies, long-term		$ 123,900,000	$ 123,900,000	$ 326,100,000
River Box
Concentration Risk [Line Items]
Ownership percentage		49.90%	49.90%
Total loans to related parties - associated companies, long-term		$ 45,000,000	$ 45,000,000	$ 0
MSC
Concentration Risk [Line Items]
Number of container vessels contracted to be chartered in | doNotUseVessel		32	32
Maersk
Concentration Risk [Line Items]
Number of container vessels contracted to be chartered in | doNotUseVessel		12	12
Evergreen Marine
Concentration Risk [Line Items]
Number of container vessels contracted to be chartered in | doNotUseVessel		4	4
Frontline
Concentration Risk [Line Items]
Guarantee compliance, minimum free cash		$ 2,000,000	$ 2,000,000
Management/operating fee per day			$ 9,000
Golden Ocean
Concentration Risk [Line Items]
Property subject to or available for operating lease, number of units | vessel				8
West Linus and West Hercules | Minimum
Concentration Risk [Line Items]
Expected percentage of revenue to be collected under existing charter agreements (as percent)		65.00%	65.00%
West Linus and West Hercules | Maximum
Concentration Risk [Line Items]
Expected percentage of revenue to be collected under existing charter agreements (as percent)		75.00%	75.00%
Financial Guarantee
Concentration Risk [Line Items]
Guarantor obligations, current carrying value		$ 83,100,000	$ 83,100,000	$ 266,100,000